Stock-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands									1 Months Ended		3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
		Nov. 22, 2021 shares	Nov. 22, 2021 shares	Nov. 09, 2021 USD ($)	Sep. 20, 2021 shares	Apr. 23, 2021 Relatedparties $ / shares shares	Jan. 28, 2021 Relatedparties $ / shares shares	Jan. 01, 2021 shares	Apr. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Sep. 30, 2021	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jan. 01, 2022 shares
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation															$ 29,832	$ 17,777		$ 39,743	$ 32,202	$ 814
Number of related party | Relatedparties						4	2
Stock options issuance date							Jan. 28, 2021
Unrecognized share based compensation expense																		$ 32,800
Award granted | shares															1,142,027			16,442,272
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period															10 years			10 years
Remain available for issuance															$ 7,500
Unrecognized Stock Based Compensation Expense															32,800			$ 500
Total intrinsic value of options exercised																		35,600	18,700	100
Total fair value as of the respective vesting dates of restricted stock units vested				$ 300
Stock-based compensation											$ 12,791		$ 7,444		29,832	17,777		39,743	32,202	814
Stock Based Compensation Expense Modification Related												$ 1,400						1,400
Compensation costs															1,200
Cash Purchase Price Per Share | $ / shares						$ 5.66
Unvested aggregate intrinsic value											1,037,708				$ 1,037,708			11,701,061
Common Class A [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Remain available for issuance																		33,008	$ 0	0
Series C Preferred Stock [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Cash Purchase Price Per Share | $ / shares							$ 6.62												$ 6.62
Stock-Based Awards [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Unrecognized share based compensation expense																		$ 130,300
Weighted average period expected to be recognized															3 years			2 years 11 months 4 days
Unrecognized Stock Based Compensation Expense															$ 119,100
Restricted Stock Units (RSUs) [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total fair value as of the respective vesting dates of restricted stock units vested															$ 4,900			$ 6,200
Shares vested, Grant date fair value | $ / shares															$ 8.76			$ 9.2
Unvested aggregate intrinsic value											20,300				$ 20,300			$ 74,000
Performance Based Stock Option [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Vesting periods															5 years			5 years
Unrecognized share based compensation expense															$ 9,000
Vesting Percentage															20.00%			20.00%
Stock-based compensation															$ 4,100			$ 5,600
PSUs [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted | shares		523,557	523,557					52,355
Number of shares issued to employees | shares		1,047,115	1,047,115
Description of PSUs vesting period												SUs are subject to certain performance-based and service-based vesting conditions and would vest over four years with 25% of awards vesting on July 1, 2022, and the remaining 75% vesting quarterly over the remaining 12 quarters beginning on November 15, 2022, only for the portion of PSUs that is eligible to become vested which will be determined based upon timely satisfaction of performance conditions.						PSUs are subject to certain performance-based and service-based vesting conditions and would vest over four years with 25% of awards vesting on July 1, 2022, and the remaining 75% vesting quarterly over the remaining 12 quarters beginning on November 15, 2022 only for the portion of PSUs that is eligible to become vested which will be determined based upon timely satisfaction of performance conditions.
Compensation costs											300							$ 500
Employee [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total fair value as of the respective vesting dates of restricted stock units vested										$ 206,250
Executive Officer
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total fair value as of the respective vesting dates of restricted stock units vested									$ 1,900,000
Executive Officer | Restricted Stock Units (RSUs) [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted | shares					3,972,185
Executive Officer | Performance Based Stock Option [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted | shares					13,016,178
Executive Officer | Time Based Stock Options [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted | shares					3,426,094
Chief Executive Officer [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based accelerated vesting stock options | shares						2,534,793	3,775,879
Chief Financial Officer [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based accelerated vesting stock options | shares						1,500,000
Chief Business Officer [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based accelerated vesting stock options | shares						400,000
Chief Technology Officer [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based accelerated vesting stock options | shares						865,560	2,265,529
Inventories [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation																		300	$ 0	0
General and Administrative Expense [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation																			31,400
Stock-based compensation											$ 6,086		$ 7,277		14,570	14,419		26,593	$ 31,863	$ 624
2016 Equity Incentive Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation																$ 7,200		7,200
2020 Awards to Founders [Member] | Common Class A [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award granted | shares																			7,000,000
Shares vested, Grant date fair value | $ / shares																			$ 4.49
Shares vested, Remaining privately owned, Closing period	[1]																		1 year 6 months
2021 Omnibus Incentive Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Increase in number of common shares reserved for future issuance | shares													6,000,000			6,000,000					13,100,000
Percentage of Sum of Number of Shares																5.00%
Remain available for issuance															$ 20,500			9,100
2021 Omnibus Incentive Plan [Member] | Common Class A [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares													36,800,000			36,800,000
2021 Omnibus Incentive Plan [Member] | PSUs [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Number of shares issued to employees | shares		1,047,115	1,047,115
2021 Omnibus Incentive Plan [Member] | Minimum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year																	2022
2021 Omnibus Incentive Plan [Member] | Minimum [Member] | Common Stock [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year																	2023
2021 Omnibus Incentive Plan [Member] | Maximum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year																	2031
2021 Omnibus Incentive Plan [Member] | Maximum [Member] | Common Stock [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year																	2031
2021 Employee Stock Purchase Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Increase in number of common shares reserved for future issuance | shares																					2,600,000
Percentage of Sum of Number of Shares																1.00%
Remain available for issuance																		$ 5,000
Eligible Employees Shares Offering Period																24 months
Discount on Shares Purchased																15.00%
Shares Issued | shares											200,000				200,000			0
Unrecognized Stock Based Compensation Expense															$ 1,500
Cost Over Weighted Average Period															1 year 1 month 2 days			9 months 18 days
2021 Employee Stock Purchase Plan [Member] | Common Class A [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares													5,000,000			5,000,000
2021 Employee Stock Purchase Plan [Member] | Minimum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year																	2022
2021 Employee Stock Purchase Plan [Member] | Minimum [Member] | Common Stock [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year																	2023
2021 Employee Stock Purchase Plan [Member] | Maximum [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year																	2031
2021 Employee Stock Purchase Plan [Member] | Maximum [Member] | Common Stock [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Award Issuance Year																	2031
Secondary Sales [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock-based compensation														$ 8,200				$ 8,200

[1]	The time to event represents the estimated length of time to a merger or liquidation event.